Funded Status Percentage of Company's Pension Plans (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Funded status percentage of the company's pension plans
Fair value of plan assets	$ 5,248,000,000	$ 4,501,000,000
PBO	$ 6,159,000,000
Funded status percentage	85.00%
Americas
Funded status percentage of the company's pension plans
PBO	$ 0
Qualified Pension Plan | Foreign Pension Plans, Defined Benefit
Funded status percentage of the company's pension plans
Fair value of plan assets	822,000,000
PBO	$ 908,000,000
Funded status percentage	91.00%
Non Qualified Pension Plan | Foreign Pension Plans, Defined Benefit
Funded status percentage of the company's pension plans
PBO	$ 399,000,000
Puerto Rico Pension Plan | Qualified Pension Plan | Americas
Funded status percentage of the company's pension plans
Fair value of plan assets	4,426,000,000
PBO	$ 4,629,000,000
Funded status percentage	96.00%
Puerto Rico Pension Plan | Non Qualified Pension Plan | Americas
Funded status percentage of the company's pension plans
PBO	$ 223,000,000